Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Subsidiary	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Number of subsidiaries as taxable REIT	2
Deferred tax assets valuation allowance		$ 1.9	$ 0.3
Unrecongnized tax benefits		0	0
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforward		1.2
Operating loss carryforward, valuation allowance		1.2
Minimum [Member]
Income Taxes [Line Items]
Percentage of taxable income	90.00%
Maximum [Member]
Income Taxes [Line Items]
Percentage of taxable income	100.00%
Income taxes accrued	$ 0.1